GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Changes in carrying amount of goodwill

	Thousands of Yen
	Legal Tech	AI Solutions	Total
Fiscal year ended March 31, 2016
Acquisition	¥2,162,944	¥—	¥2,162,944
Translation adjustments and other	(206,234)	—	(206,234)
Goodwill	2,132,137	—	2,132,137
Accumulated impairment losses	—	—	—
Balance at March 31, 2016	2,132,137	—	2,132,137

Acquisition	127,449	—	127,449
Translation adjustments and other	(220,876)	—	(220,876)
Goodwill	2,038,710	—	2,038,710
Accumulated impairment losses	—	—	—
Balance at March 31, 2017	2,038,710	—	2,038,710

Acquisition	—	—	—
Translation adjustments and other	(28,156)	—	(28,156)
Goodwill	2,010,554	—	2,010,554
Accumulated impairment losses	—	—	—
Balance at March 31, 2018	¥2,010,554	¥—	¥2,010,554

Intangible assets except for capitalized computer software costs
Finite-Lived Intangible Assets [Line Items]
Components of intangible assets subject to amortization

	Thousands of Yen
	2017		2018
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥2,168,992	¥255,532	¥2,053,959	¥382,364
Trademarks	37,362	24,588	32,250	16,034
Noncompete agreements	47,680	26,069	45,151	39,737
Favorable leases	130,408	68,911	82,435	62,561
Other	83,319	44,064	107,752	55,106
	¥2,467,761	¥419,164	¥2,321,547	¥555,802

Estimated aggregate amortization expense of intangible assets except for capitalized software costs for each of the next five years

Year Ending March 31,	Thousands of Yen
2019	¥177,534
2020	152,616
2021	152,430
2022	152,430
2023	155,521